Amana Mutual Funds Trust, Income Fund

Common Stocks – 96.5%	Number of Shares	Market Value	Percentage of Assets

Consumer Discretionary

Automotive Retailers

Genuine Parts	382,000	$33,325,680	2.7%

Home Improvement

Stanley Black & Decker	100,000	14,370,000	1.1%

		47,695,680	3.8%

Consumer Staples

Beverages

PepsiCo	250,000	33,007,500	2.7%

Household Products

Colgate-Palmolive	524,000	35,406,680	2.8%

Kimberly-Clark	230,000	30,173,700	2.4%

Procter & Gamble	40,000	4,529,200	0.4%

Unilever ADR	325,000	17,527,250	1.4%

		87,636,830	7.0%

Packaged Food

General Mills	300,000	14,700,000	1.2%

McCormick & Co	350,000	51,166,500	4.1%

		65,866,500	5.3%

		186,510,830	15.0%

Health Care

Large Pharma

AbbVie	350,000	29,998,500	2.4%

Bristol-Myers Squibb	650,000	38,389,000	3.1%

Eli Lilly	620,000	78,200,600	6.3%

GlaxoSmithKline ADR	381,107	15,446,267	1.2%

Johnson & Johnson	100,000	13,448,000	1.1%

Novartis ADR	235,400	19,764,184	1.6%

Pfizer	1,150,000	38,433,000	3.1%

		233,679,551	18.8%

Medical Devices

Abbott Laboratories	350,000	26,960,500	2.2%

Medical Equipment

Alcon(1)	47,080	2,886,004	0.2%

		263,526,055	21.2%

Industrials

Aircraft & Parts

United Technologies	125,000	16,323,750	1.3%

Commercial & Residential Building Equipment & Systems

Honeywell International	300,000	48,651,000	3.9%

Resideo Technologies(1)	50,000	537,500	0.1%

		49,188,500	4.0%

Flow Control Equipment

Parker Hannifin	223,500	41,296,095	3.3%

Industrial Distribution & Rental

W.W. Grainger	80,000	22,203,200	1.8%

Industrial Machinery

Illinois Tool Works	300,000	50,334,000	4.0%

Measurement Instruments

Rockwell Automation	300,000	55,050,000	4.4%

Rail Freight

Canadian National Railway	384,000	32,605,440	2.7%

		267,000,985	21.5%

Materials

Agricultural Chemicals

Corteva	213,666	5,811,715	0.5%

Nutrien	170,000	6,873,100	0.5%

		12,684,815	1.0%

Basic & Diversified Chemicals

Air Products & Chemicals	140,000	30,745,400	2.5%

Dow	102,560	4,144,450	0.3%

Linde	160,000	30,561,600	2.5%

Methanex	300,000	8,655,000	0.7%

		74,106,450	6.0%

Non Wood Building Materials

Carlisle	310,000	45,039,900	3.6%

Specialty Chemicals

3M	200,000	29,848,000	2.4%

PPG Industries	400,000	41,780,000	3.4%

RPM International	180,000	11,539,800	0.9%

		83,167,800	6.7%

		214,998,965	17.3%

Technology

Communications Equipment

Cisco Systems	150,000	5,989,500	0.4%

Infrastructure Software

Microsoft	450,000	72,904,500	5.9%

Semiconductor Devices

Intel	900,000	49,968,000	4.0%

Microchip Technology	504,000	45,717,840	3.7%

		95,685,840	7.7%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	850,048	45,766,584	3.7%

		220,346,424	17.7%

Total investments	(Cost is $429,135,986)	1,200,078,939	96.5%

Other Assets (net of liabilities)		43,359,798	3.5%

Total net assets		$1,243,438,737	100.0%

(1)	Non-income producing

ADR: American Depository Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 90.9%	Number of Shares	Market Value	Percentage of Assets

Consumer Discretionary

Home Products Stores

Lowe’s	400,000	$42,628,000	2.1%

Specialty Apparel Stores

TJX Companies	1,400,000	83,720,000	4.0%

		126,348,000	6.1%

Consumer Staples

Beverages

PepsiCo	235,000	31,027,050	1.5%

Household Products

Church & Dwight	1,200,000	83,424,000	4.0%

Clorox	250,000	39,855,000	1.9%

Estee Lauder, Class A	458,594	84,197,858	4.1%

		207,476,858	10.0%

		238,503,908	11.5%

Health Care

Biotech

Amgen	355,000	70,904,150	3.4%

Large Pharma

Bristol-Meyers Squibb CVR(1)	200,000	670,000	0.0%	(2)

Bristol-Myers Squibb	225,000	13,288,500	0.6%

Eli Lilly	350,000	44,145,500	2.1%

Johnson & Johnson	380,000	51,102,400	2.5%

Novo Nordisk ADR	1,002,195	58,257,595	2.8%

		167,463,995	8.0%

Life Science Equipment

Agilent Technologies	900,000	69,363,000	3.4%

Medical Devices

Stryker	300,000	57,177,000	2.8%

		364,908,145	17.6%

Industrials

Building Sub Contractors

EMCOR Group	682,750	52,517,130	2.5%

Industrial Distribution & Rental

Fastenal	1,200,000	41,064,000	2.0%

Measurement Instruments

Keysight Technologies(1)	500,000	47,380,000	2.3%

Trimble(1)	1,500,000	59,220,000	2.9%

		106,600,000	5.2%

Metalworking Machinery

Lincoln Electric Holdings	360,000	29,480,400	1.4%

Rail Freight

Norfolk Southern	300,000	54,705,000	2.7%

Union Pacific	300,000	47,943,000	2.3%

		102,648,000	5.0%

		332,309,530	16.1%

Technology

Application Software

Adobe(1)	400,000	138,048,000	6.7%

Intuit	450,000	119,632,500	5.8%

SAP ADR	316,379	39,094,953	1.8%

		296,775,453	14.3%

Communications Equipment

Apple	504,000	137,773,440	6.7%

Cisco Systems	1,500,000	59,895,000	2.9%

		197,668,440	9.6%

Information Services

Gartner(1)	180,000	23,290,200	1.1%

Infrastructure Software

Oracle	650,000	32,149,000	1.6%

Semiconductor Devices

Qualcomm	800,000	62,640,000	3.0%

Xilinx	600,000	50,094,000	2.4%

		112,734,000	5.4%

Semiconductor Manufacturing

ASML Holding	308,000	85,226,680	4.1%

Taiwan Semiconductor ADR	1,222,471	65,817,839	3.2%

		151,044,519	7.3%

Technology Distributors

SYNNEX Corporation	44,335	5,543,205	0.3%

		819,204,817	39.6%

Total investments	(Cost is $459,314,530)	1,881,274,400	90.9%

Other assets (net of liabilities)		187,743,914	9.1%

Total net assets		$2,069,018,314	100.0%

(1)	Non-income producing
(2)	Less than 0.05%

ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks – 83.5%	Number of Shares	Market Value	Country(1)	Percentage of Assets

Communications

Internet Media

Baidu ADR(2)	7,000	$ 839,860	China	2.5%

Naspers, N Shares, ADR	15,600	486,252	South Africa	1.4%

		1,326,112		3.9%

Telecom Carriers

Advanced Info Service	99,000	635,348	Thailand	1.9%

China Mobile ADR	20,000	796,400	Hong Kong	2.3%

Telekomunikasi Indonesia ADR	30,000	727,500	Indonesia	2.1%

		2,159,248		6.3%

		3,485,360		10.2%

Consumer Discretionary

Airlines

Copa Holdings, Class A	4,000	332,560	Panama	1.0%

Apparel, Footwear & Accessory Design

Kontoor Brands	1,714	57,830	United States	0.2%

VF	12,000	864,000	United States	2.5%

		921,830		2.7%

Automobiles

Ford Otomotiv Sanayi	52,500	660,678	Turkey	1.9%

Department Stores

Ramayana Lestari Sentosa	6,000,000	438,576	Indonesia	1.3%

Home Improvement

Techtronic Industries	140,000	1,161,808	Hong Kong	3.4%

		3,515,452		10.3%

Consumer Staples

Food & Drug Stores

Clicks Group	78,000	1,169,621	South Africa	3.4%

Household Products

Colgate-Palmolive	12,600	851,382	United States	2.5%

LG Household & Health Care Ltd	700	706,650	Korea	2.1%

Unicharm	10,000	323,927	Japan	0.9%

Unilever ADR	14,700	792,771	United Kingdom	2.3%

		2,674,730		7.8%

Packaged Food

Indofood CBP Sukses Makmur	800,000	574,751	Indonesia	1.7%

M. Dias Branco	30,000	268,276	Brazil	0.8%

		843,027		2.5%

		4,687,378		13.7%

Financials

Financial Services

Prosus NV(2)	15,600	219,180	Netherlands	0.7%

Islamic Banking

BIMB Holdings	554,000	493,438	Malaysia	1.4%

Real Estate Owners & Developers

SM Prime Holdings	1,610,000	1,214,703	Philippines	3.6%

		1,927,321		5.7%

Health Care

Health Care Facilities

Bangkok Dusit Medical Services NVDR	380,000	270,310	Thailand	0.8%

IHH Healthcare	300,000	411,661	Malaysia	1.2%

KPJ Healthcare	2,535,992	584,285	Malaysia	1.7%

		1,266,256		3.7%

Health Care Services

Fleury S/A	100,000	656,768	Brazil	1.9%

		1,923,024		5.6%

Industrials

Logistics Services

Kerry Logistics Network	400,000	576,320	China(3)	1.7%

Rail Freight

Kansas City Southern Industries	6,500	979,420	United States	2.9%

Transport Support Services

Grupo Aeroportuario Sureste ADR	1,350	225,450	Mexico	0.6%

Waste Management

Sunny Friend Environmental Technolo	100,000	810,916	Taiwan	2.4%

		2,592,106		7.6%

Materials

Specialty Chemicals

International Flavors & Fragrances	5,000	598,900	United States	1.8%

		598,900		1.8%

Technology

Application Software

Tencent Holdings ADR	36,000	1,787,400	China	5.2%

Communications Equipment

Samsung Electronics	23,800	1,071,271	Korea	3.1%

Sercomm	266,000	638,046	Taiwan	1.9%

		1,709,317		5.0%

Computer Hardware & Storage

Advantech	90,000	861,098	Taiwan	2.6%

Electronics Components

Silergy	41,400	1,374,607	China(3)	4.0%

Semiconductor Devices

Micron Technology(2)	17,000	893,520	United States	2.6%

Semiconductor Manufacturing

ASM Pacific Technology Limited	54,000	653,205	China(3)	2.0%

Taiwan Semiconductor ADR	21,000	1,130,640	Taiwan	3.3%

		1,783,845		5.3%

		8,409,787		24.7%

Utilities

Power Generation

Manila Electric	80,000	424,076	Philippines	1.3%

Utility Networks

Hong Kong & China Gas	464,119	901,041	China(3)	2.6%

		1,325,117		3.9%

Total investments	(Cost is $23,154,842)	28,464,445		83.5%

Other assets (net of liabilities)		5,625,899		16.5%

Total net assets		$34,090,344		100.0%

(1)	Country of domicile
(2)	Non-income producing
(3)	Denotes a country of primary exposure

ADR: American Depository Receipt

NVDR: Thai Non-Voting Depository

Amana Mutual Funds Trust, Participation Fund

Corporate Sukuk – 68.1%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets

Communications

Telecom Carriers

Saudi Telecom(2)	3.89% due 05/13/2029	$3,450,000	$3,741,732	Saudi Arabia	3.1%

			3,741,732		3.1%

Consumer Discretionary

Food Services

Almarai(2)	4.311% due 03/05/2024	5,000,000	5,269,012	Saudi Arabia	4.4%

			5,269,012		4.4%

Energy

Exploration & Production

Petronas Global(3)	2.707% due 03/18/2020	3,000,000	3,001,251	Malaysia	2.5%

			3,001,251		2.5%

Financials

Banks

Dubai International Bank(2)	2.921% due 06/03/2020	4,500,000	4,499,664	United Arab Emirates	3.7%

Emirates Islamic Bank(2)	3.542% due 05/31/2021	4,500,000	4,551,916	United Arab Emirates	3.8%

Noor(2)	2.788% due 04/28/2020	4,000,000	3,991,392	United Arab Emirates	3.3%

Qatar International Bank(2)	2.754% due 10/27/2020	4,950,000	4,957,530	Qatar	4.1%

Sharjah Islamic Bank(2)	3.084% due 09/08/2021	3,000,000	3,023,885	United Arab Emirates	2.5%

Investment Corporate of Dubai(2)	3.508% due 05/21/2020	3,225,000	3,224,742	United Arab Emirates	2.7%

Investment Corporate of Dubai(2)	5.00% due 02/01/2027	5,000,000	5,338,447	United Arab Emirates	4.4%

Sharjah(2)	3.854% due 04/03/2026	2,900,000	3,096,458	United Arab Emirates	2.5%

Aldar LTD(2)	4.75% due 09/29/2025	1,000,000	1,090,184	United Arab Emirates	0.9%

Dubai International Finance Centre(2)	4.325% due 11/12/2024	5,000,000	5,262,196	United Arab Emirates	4.4%

Emaar Malls(2)	4.564% due 06/18/2024	4,500,000	4,728,738	United Arab Emirates	3.9%

Majid Al Futtaim(2)	4.50% due 11/03/2025	3,250,000	3,475,252	United Arab Emirates	2.9%

Majid Al Futtaim(2)	4.638% due 05/14/2029	3,650,000	3,934,892	United Arab Emirates	3.3%

			51,175,296		42.4%

Industrials

Transportation Support Services

DP World Crescent(2)	3.908% due 05/31/2023	4,500,000	4,650,971	United Arab Emirates	3.9%

			4,650,971		3.9%

Materials

Chemicals Distribution

Equate Sukuk Spc(2)	3.944% due 02/21/2024	4,000,000	4,150,052	United Arab Emirates	3.4%

			4,150,052		3.4%

Technology

Communications Equipment

Axiata SPV2(2)	4.357% due 03/24/2026	1,750,000	1,942,500	Malaysia	1.6%

			1,942,500		1.6%

Utilities

Utility Networks

TNB Global Ventures Cap(2)	3.244% due 10/19/2026	2,790,000	2,948,812	Malaysia	2.4%

Saudi Electric Global(3)	4.00% due 04/08/2024	1,500,000	1,591,335	Saudi Arabia	1.3%

Saudi Electric Global(2)	4.00% due 04/08/2024	2,000,000	2,123,759	Saudi Arabia	1.8%

Saudi Electric Global(2)	4.211% due 04/03/2022	1,500,000	1,560,240	Saudi Arabia	1.3%

			8,224,146		6.8%

Total Corporate Sukuk		78,965,00	$82,154,960		68.1%

Government Sukuk – 20.5%

Foreign Government Bonds

Department of Finance Dubai(2)	3.875% due 01/30/2023	$3,250,000	$3,331,775	United Arab Emirates	2.8%

Kingdom of Saudi Arabia(2)	3.628% due 04/20/2027	5,000,000	5,374,900	Saudi Arabia	4.5%

Oman Sovereign(2)	4.397% due 06/01/2024	2,500,000	2,537,164	Oman	2.1%

Perusahaan Penerbit SBSN(2)	3.75% due 03/01/2023	1,500,000	1,565,190	Indonesia	1.2%

Perusahaan Penerbit SBSN(2)	4.55% due 03/29/2026	1,885,000	2,102,076	Indonesia	1.7%

Sharjah(2)	3.764% due 09/17/2024	2,500,000	2,645,422	United Arab Emirates	2.2%

State of Qatar(2)	3.241% due 01/18/2023	5,200,000	5,387,659	Qatar	4.5%

RAK Capital(2)	3.094% due 03/31/2025	1,750,000	1,780,625	United Arab Emirates	1.5%

			$24,724,811		20.5%

Total investments		(Cost is $104,677,007)	106,879,771	102,287,185	88.6%

Other assets (net of liabilities)			13,720,569		11.4%

Total net assets			$120,600,340		100.0%

(1)	Country of risk
(2)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2020, the aggregate value of these securities was $102,287,185 representing 84.8% of net assets.

(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2020, the net value of these securities was $4,592,586 representing 3.8% of net assets.

Notes to Schedule of Investments (unaudited)

1. Organization:

Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over -the -counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non -US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three -tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 —

Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020, in valuing the Funds’ investments carried at value:

Fair Value Measurements Table:
	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total

Income Fund

Common Stocks[1]	$1,200,078,939	$-	$-	$1,200,078,939

Total Assets	$1,200,078,939	$-	$-	$1,200,078,939

Growth Fund

Common Stocks[1]	$1,881,274,400	$-	$-	$1,881,274,400

Total Assets	$1,881,274,400	$-	$-	$1,881,274,400

Developing World

Common Stocks

Communications	$2,850,012	$635,348	$-	$3,485,360

Consumer Discretionary	$1,254,390	$2,261,062	$-	$3,515,452

Consumer Staples	$1,644,153	$3,043,225	$-	$4,687,378

Financials	$219,180	$1,708,141	$-	$1,927,321

Health Care	$-	$1,923,024	$-	$1,923,024

Industrials	$1,204,870	$1,387,236	$-	$2,592,106

Materials	$598,900	$-	$-	$598,900

Technology	$3,811,560	$4,598,227	$-	$8,409,787

Utilities	$-	$1,325,117	$-	$1,325,117

Total Assets	$11,583,065	$16,881,380	$-	$28,464,445

Participation Fund

Corporate Sukuk[1]	$-	$82,154,960	$-	$82,154,960

Government Sukuk[1]	$-	$24,724,811	$-	$24,724,811

Total Assets	$-	$106,879,771	$-	$106,879,771

During the year ended February 29, 2020, no Fund had transfers between Level 1, Level 2, and Level 3.

(1)	See the Schedule of Investments for additional details

3. Federal Income Taxes:

The cost basis of investments for federal income tax purposes at February 29, 2020, were as follows:

	Income Fund	Growth Fund	Developing World Fund	Participation Fund

Cost of investments	$429,135,986	$459,314,530	$23,154,842	$104,677,007

Gross unrealized appreciation	$776,002,587	$1,421,959,870	$6,899,262	$2,216,265

Gross unrealized depreciation	$(5,059,634)	$-	$(1,589,659)	$(13,501)

Net unrealized appreciation (depreciation)	$770,942,953	$1,421,959,870	$5,309,603	$2,202,764

4. Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.